TRANSAMERICA LIBERTYSM VARIABLE ANNUITY

TRANSAMERICA AXIOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated January 20, 2022

to the

Prospectus dated May 1, 2021

TRANSAMERICA AXIOMSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated January 20, 2022

to the

Prospectus dated May 1, 2021

Effective on or about January 1, 2022, based on changes to the underlying portfolios, the following subadvisor change occurred:

Subaccount Name	Current Subadvisor	New Subadvisor
Transamerica International Focus VP	TDAM USA Inc.	Epoch Investment Partners, Inc.

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.